Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts Receivable, net
6.	Accounts Receivable, net

Accounts receivable, net of allowance for doubtful accounts consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	44,147,035	32,520,398
Less: allowance for doubtful accounts	(13,621,115)	(4,958,889)
Accounts receivable, net	30,525,920	27,561,509

	As of December 31,
	2024	2023
Beginning balance	4,958,889	2,356,034
Provision	8,662,226	2,602,855
Ending balance	13,621,115	4,958,889